Contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Contingent liabilities and commitments
Standby facilities, credit lines and other commitments	£ 142,157	£ 135,405
Total	146,320	139,961
Guarantees
Contingent liabilities and commitments
Estimated net exposure	2,801	3,060
Other contingent liabilities
Contingent liabilities and commitments
Estimated net exposure	£ 1,362	£ 1,496